Net Loss Per Share (Schedule Of Basic And Diluted Net (Loss) Income Per Share Calculations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Loss from continuing operations	$ (53.4)	$ (16.2)	$ (88.2)	$ (20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	$ (53.1)	$ (21.0)	$ (96.4)	$ (29.0)
Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100.0
Dilutive effect of stock-based awards
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100.0